Bank Overdraft (Tables)	9 Months Ended
Sep. 30, 2023
Bank Overdraft [Abstract]
Schedule of Bank Overdraft	Bank Overdraft consisted of the following as of September 30, 2023, and December 31, 2022.
	Period Ended
	September 30,	December 31,
	2023	2022
HDFC Bank Limited OD against FDs	$4,827,882
HDFC Bank Ltd WCOD	$1,290,332

Bank Overdraft	$6,118,214	$-